Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment, Summarized Financial Information
Summarized financial information for the company's equity method investments is as follows:

	Years ended December 31,
(In thousands)	2012	2011	2010
Revenue	$33,713	$43,287	$128,166
Gross profit	10,597	11,530	23,617
Net loss	(39,014)	(12,824)	(8,114)
	December 31,
(In thousands)	2012	2011
Current assets	$6,568	$7,529
Total assets	29,254	48,998
Current liabilities	51,968	6,609
Total liabilities	53,490	8,397